Not FDIC Insured May Lose Value No Bank Guarantee
FSS3-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 4
Franklin Templeton SMACS: Series H 9
Franklin Templeton SMACS: Series I 11
Notes to Schedules of Investments 15

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2022
Franklin Templeton SMACS: Series CH
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
California 99.1%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 193,672
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 100,087
California Municipal Finance Authority ,
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 94,511
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 126,949
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 136,001
a
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 50,824
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 132,725
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 94,004
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 108,271
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 258,542
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 92,528
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 183,625
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 130,000 139,018
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 80,111
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 133,127
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 138,453
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 117,505
a
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 108,699
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 170,007
River Islands Public Financing Authority , Community Facilities District No. 2021-1 ,
Special Tax , 2021 , 4% , 9/01/51 ....................................... 140,000 130,309
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 127,584
Tracy Community Facilities District , City of Tracy Community Facilities District No.
2016-01 , Special Tax , 2018 , 5% , 9/01/48 ................................ 110,000 116,297
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 185,000 175,612
3,008,461
Total Municipal Bonds (Cost $3,276,753) .......................................
3,008,461
a a a a
a
Total Investments (Cost $3,276,753) 99.1% .....................................
$3,008,461
Other Assets, less Liabilities 0.9% .............................................
28,853
Net Assets 100.0% ...........................................................
$3,037,314

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

See Abbreviations on page 18 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $1,014,839, representing 33.4% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2022
Franklin Templeton SMACS: Series E
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 52.8%
Automobiles 0.1%
a
Ford Motor Co. ....................................... United States 800 $ 10,944
Banks 7.0%
a
Bank of America Corp. ................................. United States 570 21,204
a
JPMorgan Chase & Co. ................................. United States 700 92,561
Truist Financial Corp. .................................. United States 7,050 350,667
US Bancorp ......................................... United States 1,175 62,357
526,789
Biotechnology 0.3%
a
AbbVie, Inc. ......................................... United States 155 22,842
Chemicals 4.3%
a
Air Products and Chemicals, Inc. .......................... United States 100 24,616
BASF SE ........................................... Germany 5,400 298,233
322,849
Communications Equipment 0.9%
a
Cisco Systems, Inc. ................................... United States 1,500 67,575
Diversified Telecommunication Services 1.8%
BCE, Inc. ........................................... Canada 2,495 135,919
Electric Utilities 3.0%
Exelon Corp. ......................................... United States 1,090 53,573
Southern Co. (The) .................................... United States 2,330 176,288
229,861
Health Care Equipment & Supplies 0.3%
a
Medtronic plc ........................................ United States 200 20,030
Health Care Providers & Services 0.7%
CVS Health Corp. ..................................... United States 580 56,115
Industrial Conglomerates 2.6%
a
Honeywell International, Inc. ............................. United States 100 19,362
Siemens AG ......................................... Germany 1,320 174,252
193,614
Insurance 0.9%
a
MetLife, Inc. ......................................... United States 1,075 72,444
Internet & Direct Marketing Retail 1.4%
b
Amazon.com, Inc. ..................................... United States 45 108,189
Media 0.2%
a
Comcast Corp., A ..................................... United States 400 17,712
Metals & Mining 4.8%
a
Barrick Gold Corp. .................................... Canada 950 19,466
BHP Group Ltd., ADR .................................. Australia 1,500 105,990
a
Freeport-McMoRan, Inc. ................................ United States 400 15,632
a
Rio Tinto plc, ADR ..................................... Australia 3,000 220,320
361,408
Multi-Utilities 1.6%
Dominion Energy, Inc. .................................. United States 820 69,061
DTE Energy Co. ...................................... United States 410 54,411
123,472

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 3.0%
a
Chevron Corp. ....................................... United States 200 $ 34,932
TotalEnergies SE, ADR ................................. France 3,225 189,630
224,562
Pharmaceuticals 5.3%
a
Bristol-Myers Squibb Co. ................................ United States 3,300 248,985
Sanofi SA ........................................... France 1,410 150,888
399,873
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc. ................................... United States 261 43,952
a
Intel Corp. ........................................... United States 200 8,884
a
Microchip Technology, Inc. .............................. United States 200 14,530
a
Texas Instruments, Inc. ................................. United States 1,830 323,471
390,837
Software 0.4%
a,b
Workday, Inc., A ...................................... United States 200 31,260
Specialty Retail 4.2%
Home Depot, Inc. (The) ................................. United States 1,050 317,887
Tobacco 2.5%
Philip Morris International, Inc. ........................... United States 1,750 185,938
Wireless Telecommunication Services 2.3%
Vodafone Group plc ................................... United Kingdom 105,230 173,260
Total Common Stocks (Cost $3,615,063) .......................................
3,993,380
Equity-Linked Securities 38.2%
Automobiles 0.9%
c
Merrill Lynch International & Co. CV into Ford Motor Co., 144A, 12%,
12/07/22 .......................................... United States 5,000 72,772
Banks 3.4%
c
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 3,000 111,836
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 1,600 59,604
c
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 650 86,514
257,954
Biotechnology 1.4%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 725 103,617
Capital Markets 2.7%
c,d
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,000 201,609
Communications Equipment 1.0%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 1,600 74,165
Diversified Financial Services 0.8%
c
Credit Suisse AG into Apollo Global Management, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 240 58,529
Electric Utilities 3.0%
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 229,305

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Health Care Equipment & Supplies 1.3%
c
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 1,000 $ 99,447
Industrial Conglomerates 1.5%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 600 113,517
Insurance 2.6%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 2,000 129,843
c
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 1,000 66,788
196,631
Interactive Media & Services 1.5%
c,d
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 50 110,927
Media 1.5%
c
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 2,500 110,924
Metals & Mining 4.5%
c
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 6,500 128,671
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 3,000 106,966
c
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 1,400 104,100
339,737
Oil, Gas & Consumable Fuels 1.7%
c
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 1,200 132,453
Pharmaceuticals 2.8%
c,d
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,000 211,732
Semiconductors & Semiconductor Equipment 6.4%
c
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 2,000 90,054
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 630 113,191
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 800 115,803
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 1,000 162,851
481,899
Software 1.2%
c
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 550 88,154
Total Equity-Linked Securities (Cost $3,034,495) ................................
2,883,372
Convertible Preferred Stocks 7.4%
Electric Utilities 4.3%
American Electric Power Co., Inc., 6.125% .................. United States 2,680 152,438
NextEra Energy, Inc., 6.219% ............................ United States 3,500 171,675
324,113
Machinery 3.1%
RBC Bearings, Inc., 5%, A ............................... United States 1,300 126,750

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Machinery (continued)
Stanley Black & Decker, Inc., 5.25% ....................... United States 1,460 $ 110,522
237,272
Total Convertible Preferred Stocks (Cost $566,871) ..............................
561,385
Total Long Term Investments (Cost $7,216,429) .................................
7,438,137
a
Short Term Investments 8.2%
a a
Country Shares
a
Value
a a
Money Market Funds 8.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .... United States 623,617 623,617
Total Money Market Funds (Cost $623,617) .....................................
623,617
Total Short Term Investments (Cost $623,617 ) ..................................
623,617
a
Total Investments (Cost $7,840,046) 106.6% ....................................
$8,061,754
Options Written (0.0)%
†
......................................................
(2,499)
Other Assets, less Liabilities (6.6)% ...........................................
(498,874)
Net Assets 100.0% ...........................................................
$7,560,381
Number of
Contracts
Notional
Amount
#
a a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., June Strike Price $170.00, Expires 6/17/22 ........ 1 14,737 (8)
Air Products and Chemicals, Inc., June Strike Price $260.00, Expires
6/17/22 ........................................... 1 24,616 (140)
Bank of America Corp., June Strike Price $40.00, Expires 6/17/22 . 2 7,440 (32)
Bank of America Corp., June Strike Price $45.00, Expires 6/17/22 . 2 7,440 (4)
Barrick Gold Corp., June Strike Price $25.00, Expires 6/17/22 .... 4 8,196 (12)
Barrick Gold Corp., June Strike Price $27.00, Expires 6/17/22 .... 5 10,245 (10)
Bristol-Myers Squibb Co., June Strike Price $80.00, Expires 6/17/22 10 75,450 (240)
Chevron Corp., June Strike Price $170.00, Expires 6/17/22 ...... 1 17,466 (790)
Chevron Corp., June Strike Price $180.00, Expires 6/17/22 ...... 1 17,466 (259)
Cisco Systems, Inc., June Strike Price $55.00, Expires 6/17/22 ... 1 4,505 (1)
Cisco Systems, Inc., June Strike Price $60.00, Expires 6/17/22 ... 1 4,505 (1)
Comcast Corp., July Strike Price $47.50, Expires 7/15/22 ....... 2 8,856 (84)
Comcast Corp., July Strike Price $52.50, Expires 7/15/22 ....... 2 8,856 (6)
Ford Motor Co., June Strike Price $17.00, Expires 6/17/22 ....... 4 5,472 (8)
Ford Motor Co., June Strike Price $19.00, Expires 6/17/22 ....... 4 5,472 (4)
Freeport-McMoRan, Inc., June Strike Price $49.00, Expires 6/17/22 2 7,816 (10)
Freeport-McMoRan, Inc., June Strike Price $55.00, Expires 6/17/22 2 7,816 (2)
Honeywell International, Inc., June Strike Price $200.00, Expires
6/17/22 ........................................... 1 19,362 (179)
Intel Corp., June Strike Price $50.00, Expires 6/17/22 .......... 2 8,884 (14)
JPMorgan Chase & Co., June Strike Price $135.00, Expires 6/17/22 1 13,223 (198)
JPMorgan Chase & Co., June Strike Price $150.00, Expires 6/17/22 1 13,223 (6)
Medtronic plc, June Strike Price $115.00, Expires 6/17/22 ....... 1 10,015 (6)
Medtronic plc, June Strike Price $120.00, Expires 6/17/22 ....... 1 10,015 (2)
MetLife, Inc., June Strike Price $72.50, Expires 6/17/22 ......... 4 26,956 (60)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
MetLife, Inc., June Strike Price $77.50, Expires 6/17/22 ......... 1 6,739 $ —
Microchip Technology, Inc., June Strike Price $75.00, Expires
6/17/22 ........................................... 1 7,265 (115)
Microchip Technology, Inc., June Strike Price $82.50, Expires
6/17/22 ........................................... 1 7,265 (10)
Rio Tinto plc, June Strike Price $80.00, Expires 6/17/22 ......... 2 14,688 (80)
Rio Tinto plc, July Strike Price $89.38, Expires 7/15/22 ......... 2 14,688 (45)
Texas Instruments, Inc., June Strike Price $185.00, Expires 6/17/22 1 17,676 (142)
Texas Instruments, Inc., June Strike Price $195.00, Expires 6/17/22 1 17,676 (18)
Workday, Inc., June Strike Price $230.00, Expires 6/17/22 ....... 1 15,630 (13)
Workday, Inc., June Strike Price $260.00, Expires 6/17/22 ....... 1 15,630 —
(2,499)
Total Options Written (Premiums received $9,222) ...............................
$ (2,499)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $2,883,372, representing 38.1% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2022
Franklin Templeton SMACS: Series H
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Shares
a
Value
a
Management Investment Companies 27.2%
Capital Markets 27.2%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 843,500
Total Management Investment Companies (Cost $889,963) .......................
843,500
Principal
Amount
a a a a
Municipal Bonds 70.5%
California 4.1%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 127,584
Colorado 11.1%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 90,370
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 100,143
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 153,460
343,973
Connecticut 3.1%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 96,881
Florida 10.5%
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 117,633
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 82,260
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 65,910
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 58,228
324,031
Indiana 3.5%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 106,859
Louisiana 7.5%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 106,302
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,397
232,699
Maryland 2.8%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 87,234
Minnesota 3.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 97,837
Pennsylvania 3.4%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. 100,000 106,025

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 6.6%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... $ 100,000 $ 90,290
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 112,775
203,065
Washington 3.0%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... 100,000 94,117
Wisconsin 4.1%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 125,367
U.S. Territories 7.6%
District of Columbia 4.6%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 143,531
Puerto Rico 3.0%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/46 ....................
100,000 93,557
Total U.S. Territories .................................................................... 237,088
Total Municipal Bonds (Cost $2,356,855) .......................................
2,182,760
Total Long Term Investments (Cost $3,246,818) .................................
3,026,260
a
a a a a
a
Total Investments (Cost $3,246,818) 97.7% .....................................
$3,026,260
Other Assets, less Liabilities 2.3% .............................................
71,657
Net Assets 100.0% ...........................................................
$3,097,917
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $839,086, representing 27.1% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited), May 31, 2022
Franklin Templeton SMACS: Series I
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 95.7%
Aerospace & Defense 3.5%
a
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 150,000 $ 144,371
TransDigm , Inc. , Senior Note , 6.375% , 6/15/26 .............................
200,000 198,850
343,221
Airlines 3.1%
a
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ................. 100,000 100,000
a
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured Note , 144A, 5.5% ,
4/20/26 ......................................................... 100,000 99,030
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 110,000 103,345
302,375
Auto Components 2.6%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ................
100,000 89,049
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 100,000 79,875
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ..................
100,000 91,785
260,709
Automobiles 1.1%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
100,000 112,187
Capital Markets 0.9%
a
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .................. 125,000 84,635
Chemicals 4.0%
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 150,000 137,527
a
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 100,000 96,283
a
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 100,000 89,707
a
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ................... 100,000 75,229
398,746
Commercial Services & Supplies 1.3%
a
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......................... 150,000 127,243
Communications Equipment 2.2%
a
CommScope Technologies LLC ,
Senior Bond, 144A, 5%, 3/15/27 ....................................... 50,000 41,812
Senior Note, 144A, 6%, 6/15/25 ....................................... 187,000 174,528
216,340
Consumer Finance 3.3%
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .....................
200,000 195,212
OneMain Finance Corp. , Senior Note , 4% , 9/15/30 ..........................
150,000 127,684
322,896
Containers & Packaging 5.6%
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 200,000 167,359
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 300,000 290,475
a
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 90,695
548,529
Diversified Financial Services 1.4%
a
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 .................................... 75,000 66,879

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services (continued)
a
MPH Acquisition Holdings LLC, (continued)
Senior Secured Note, 144A, 5.5%, 9/01/28 ............................... $ 80,000 $ 75,412
142,291
Electric Utilities 0.7%
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
75,000 70,967
Electrical Equipment 0.9%
a
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 .............. 100,000 89,030
Energy Equipment & Services 2.3%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 100,000 95,780
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 135,000 133,053
228,833
Food Products 1.0%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 100,000 95,349
Health Care Equipment & Supplies 2.7%
a
Avantor Funding, Inc. , Senior Note , 144A, 3.875% , 11/01/29 ................... 100,000 92,969
a
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 .............. 200,000 177,420
270,389
Health Care Providers & Services 14.7%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 150,000 109,500
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 291,824
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 210,000 210,799
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 174,347
a
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........................... 200,000 174,144
a
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .................. 500,000 488,950
1,449,564
Hotels, Restaurants & Leisure 5.1%
a
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 .............. 100,000 85,499
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 100,000 86,833
a
Penn National Gaming, Inc. , Senior Note , 144A, 5.625% , 1/15/27 ............... 100,000 92,441
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 40,000 41,174
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 200,000 195,465
501,412
Household Durables 0.9%
a
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 144A, 4.75% , 2/15/28 .. 100,000 88,197
Household Products 1.0%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 100,000 94,567
Independent Power and Renewable Electricity Producers 1.0%
a,b
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter , Perpetual .... 100,000 96,074

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media 12.2%
a
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% , 4/15/28 ......... $ 200,000 $ 168,159
a
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ....................... 200,000 200,504
a
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior Secured Note ,
144A, 5.375% , 8/15/26 .............................................. 100,000 33,171
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... 100,000 94,473
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 ......................................... 110,000 110,149
Senior Note, 5.875%, 11/15/24 ........................................ 245,000 225,739
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 171,350
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 200,000 197,754
1,201,299
Metals & Mining 3.0%
a
First Quantum Minerals Ltd. , Senior Note , 144A, 7.5% , 4/01/25 ................. 200,000 201,913
a
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% , 4/15/30 ....... 100,000 97,846
299,759
Oil, Gas & Consumable Fuels 5.0%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 150,000 151,545
Senior Note, 144A, 8.125%, 1/15/27 .................................... 100,000 88,183
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 100,000 100,475
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 100,000 97,433
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 54,611
492,247
Personal Products 1.0%
a
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... 100,000 99,898
Pharmaceuticals 10.0%
a
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ..................................... 100,000 83,980
Senior Note, 144A, 8.5%, 1/31/27 ..................................... 400,000 318,460
a
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 1/30/28 ....................................... 80,000 51,200
Senior Secured Note, 144A, 6.125%, 2/01/27 ............................. 450,000 411,300
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 160,000 125,480
990,420
Software 3.6%
a
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ................. 165,000 144,748
a
Minerva Merger Sub, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ................... 100,000 91,927
a
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...................... 150,000 116,902
353,577
Specialty Retail 1.1%
a
Carvana Co. , Senior Note , 144A, 10.25% , 5/01/30 ........................... 125,000 111,779
Trading Companies & Distributors 0.5%
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 51,974
Total Corporate Bonds (Cost $9,825,378) .......................................
9,444,507

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests 0.2%
Media 0.2%
c
Diamond Sports Group LLC , First Lien, CME Term Loan , 9% , ( 1-month SOFR + 8% ),
5/25/26 ......................................................... $ 14,511 $ 14,649
Total Senior Floating Rate Interests (Cost $13,323) ..............................
14,649
Shares
Escrows and Litigation Trusts 1.0%
a,d
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 102,750
Total Escrows and Litigation Trusts (Cost $100,000) .............................
102,750
Total Long Term Investments (Cost $9,938,701) .................................
9,561,906
a
a a a a
Short Term Investments 4.0%
a
Money Market Funds 4.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .................. 393,619 393,619
Total Money Market Funds (Cost $393,619) .....................................
393,619
Total Short Term Investments (Cost $393,619 ) ..................................
393,619
a
Total Investments (Cost $10,332,320) 100.9% ...................................
$9,955,525
Other Assets, less Liabilities (0.9)% ...........................................
(85,727)
Net Assets 100.0% ...........................................................
$9,869,798
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $8,099,674, representing 82.1% of net assets.
b
Perpetual security with no stated maturity date.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Non-income producing.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ — $ 4,833,395 $ (4,209,778) $ — $ — $ 623,617 623,617 $ 97
Total Affiliated Securities ... $— $4,833,395 $(4,209,778) $— $— $623,617 $97
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $945,525 $— $— $— $(102,025) $843,500 35,000 $14,004
Total Affiliated Securities ... $945,525 $— $— $— $(102,025) $843,500 $14,004
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ 1,888 $ 5,408,980 $ (5,017,249) $ — $ — $ 393,619 393,619 $ 95
Total Affiliated Securities ... $1,888 $5,408,980 $(5,017,249) $— $— $393,619 $95
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Municipal Bonds ......................... $ — $ 3,008,461 $ — $ 3,008,461
Total Investments in Securities ........... $— $3,008,461 $— $3,008,461
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 10,944 — — 10,944
Banks ............................... 526,789 — — 526,789
Biotechnology ......................... 22,842 — — 22,842
Chemicals ........................... 24,616 298,233 — 322,849
Communications Equipment .............. 67,575 — — 67,575
Diversified Telecommunication Services ..... 135,919 — — 135,919
Electric Utilities ........................ 229,861 — — 229,861
Health Care Equipment & Supplies ......... 20,030 — — 20,030
Health Care Providers & Services .......... 56,115 — — 56,115
Industrial Conglomerates ................ 19,362 174,252 — 193,614
Insurance ............................ 72,444 — — 72,444
Internet & Direct Marketing Retail .......... 108,189 — — 108,189
Media ............................... 17,712 — — 17,712
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ 361,408 $ — $ — $ 361,408
Multi-Utilities .......................... 123,472 — — 123,472
Oil, Gas & Consumable Fuels ............. 224,562 — — 224,562
Pharmaceuticals ....................... 248,985 150,888 — 399,873
Semiconductors & Semiconductor Equipment . 390,837 — — 390,837
Software ............................. 31,260 — — 31,260
Specialty Retail ........................ 317,887 — — 317,887
Tobacco ............................. 185,938 — — 185,938
Wireless Telecommunication Services ....... — 173,260 — 173,260
Equity-Linked Securities ................... — 2,883,372 — 2,883,372
Convertible Preferred Stocks ............... 561,385 — — 561,385
Short Term Investments ................... 623,617 — — 623,617
Total Investments in Securities ........... $4,381,749 $3,680,005
a
$— $8,061,754
Liabilities:
Other Financial Instruments:
Options written .......................... $ 2,499 $ — $ — $ 2,499
Total Other Financial Instruments ......... $2,499 $— $— $2,499
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
b
Management Investment Companies ......... 843,500 — — 843,500
Municipal Bonds ......................... — 2,182,760 — 2,182,760
Total Investments in Securities ........... $843,500 $2,182,760 $— $3,026,260
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
b
Corporate Bonds ........................ — 9,444,507 — 9,444,507
Senior Floating Rate Interests ............... — 14,649 — 14,649
Escrows and Litigation Trusts ............... — 102,750 — 102,750
Short Term Investments ................... 393,619 — — 393,619
Total Investments in Securities ........... $393,619 $9,561,906 $— $9,955,525
a
Includes foreign securities valued at $796,633, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
For detailed categories, see the accompanying schedule of investments.
Selected Portfolio
ADR American De positary Receipt
CME Chicago Mercantile Exchange
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
SOFR Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.